Warrant liabilities - Disclosure of valuation assumptions on which warrants measured at fair value (Details)				1 Months Ended		12 Months Ended
	Aug. 13, 2024 $ / shares	Dec. 09, 2022 $ / shares $ / shares $ / $ shares	Dec. 09, 2022 $ / shares $ / $ shares	Jul. 21, 2023 $ / shares $ / shares $ / $ shares	Jul. 21, 2023 $ / shares $ / $ shares	Sep. 30, 2024 $ / shares $ / shares $ / $ shares	Sep. 30, 2024 $ / shares $ / $ shares	Sep. 30, 2023 $ / shares $ / shares $ / $ shares	Sep. 30, 2023 $ / shares $ / $ shares	Sep. 30, 2022 $ / shares
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Exercises price (in USD)						$ 0.02		$ 5		$ 2.56
Exercise price (in USD)						$ 3.2		$ 52.9		$ 5.72
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | 2022 Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares		328,253	328,253			328,253	328,253	328,253	328,253
Nasdaq closing price (in USD)						$ 0.151	$ 0.151	$ 2.39	$ 2.39
Exercise price (in USD)			$ 50
Share price (in USD)		$ 41.3	$ 41.3
Expected life		2 years 6 months	2 years 6 months
Dividend		0.00%	0.00%
Volatility		75.00%	75.00%
Risk-free interest rate		4.20%	4.20%
Exchange rate (USD/CAD) | $ / $		1.363	1.363			1.3499	1.3499	1.352	1.352
Fair value per warrant (CAD)		$ 14.31				$ 0.2		$ 3.23
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares		19,900	19,900			0	0	19,900	19,900
Nasdaq closing price (in USD)		$ 0.1	$ 0.1			$ 0	$ 0	$ 15.5	$ 15.5
Exercises price (in USD)							$ 0.1		$ 0
Exercise price (in USD)			0.1
Share price (in USD)		$ 30.8	30.8
Exchange rate (USD/CAD) | $ / $						0	0	1.352	1.352
Fair value per warrant (CAD) | (per share)		$ 41.84	$ 10.5			$ 0		$ 20.94
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares		37,500	37,500			37,500	37,500	37,500	37,500
Nasdaq closing price (in USD)						$ 0.151	$ 0.151	$ 2.39	$ 2.39
Exchange rate (USD/CAD) | $ / $						1.3499	1.3499	1.352	1.352
Fair value per warrant (CAD)		$ 14.31				$ 0.2		$ 3.23
Warrant Liabilities [Member] | Private Placement [Member] | 2023 Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares				154,219	154,219	154,219	154,219	154,219	154,219
Black Scholes fair value						$ 0.29	$ 0.29	$ 3.83	$ 3.83
Exercise price (in USD)					$ 26.6		26.6		26.6
Share price (in USD)				$ 20.8	$ 20.8	$ 0	$ 0	$ 0	$ 0
Expected life				2 years 6 months	2 years 6 months
Dividend				0.00%	0.00%
Volatility				67.00%	67.00%	98.00%	98.00%
Risk-free interest rate				4.44%	4.44%	3.03%	3.03%
Exchange rate (USD/CAD) | $ / $				1.321	1.321	1.3499	1.3499	1.352	1.352
Fair value per warrant (CAD)				$ 9.91		$ 0.39		$ 5.18
Warrant Liabilities [Member] | Private Placement [Member] | Pre-Funded Warrants [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares				93,054	93,054	15,173	15,173	93,054	93,054
Nasdaq closing price (in USD)						$ 0.1	$ 0.1
Black Scholes fair value						0	0	$ 0	$ 0
Exercises price (in USD)							0.01
Exercise price (in USD)					$ 0.01		0.01		0.01
Share price (in USD)				$ 20.8	$ 20.8	$ 1.54	$ 1.54	$ 15.5	$ 15.5
Volatility						0.00%	0.00%
Risk-free interest rate						0.00%	0.00%
Exchange rate (USD/CAD) | $ / $				1.321	1.321	1.3499	1.3499	1.352	1.352
Fair value per warrant (CAD) | (per share)				$ 19.82	$ 7.5	$ 2.07		$ 20.82
Warrant Liabilities [Member] | US Registered Direct Offering (August 2024) [Member]
Disclosure Of Valuation Assumptions On Which Warrants Measured At Fair Value [Line Items]
Number of securities | shares						471,500	471,500
Black Scholes fair value						$ 1.07	$ 1.07
Exercise price (in USD)	$ 2.5						2.5
Share price (in USD)						$ 0	$ 0
Volatility						102.00%	102.00%
Risk-free interest rate						3.03%	3.03%
Exchange rate (USD/CAD) | $ / $						1.3499	1.3499
Fair value per warrant (CAD)						$ 1.44